Hartford Total Return Bond HLS Fund Fees and Expenses - Hartford Total Return Bond HLS Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	YOUR EXPENSES.
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:●You invest $10,000●Your investment has a 5% return each year●The Fund’s operating expenses remain the same ●You reinvest all dividends and distributionsYour actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio (excluding to be announced (TBA) roll transactions). If TBA roll transactions were included, the Fund’s portfolio turnover rate would have been 378% of the average value of its portfolio.
Portfolio Turnover, Rate	53.00%